April 13, 2017

VIA EDGAR
Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

Re:	Touchstone Ohio Tax-Free Bond Fund, a series of Touchstone Strategic Trust (the “Registrant”) File Nos: 002-80859 and 811-03651

Ladies and Gentlemen:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, we hereby certify that the Prospectus and Statement of Additional Information for the Registrant (relating to the series noted above) do not differ from those contained in the Registrant’s Registration Statement filed on Form N-1A on April 10, 2017 (Accession # 0000711080-17-000019) and declared effective on the same date (Accession # 9999999995-17-000775).

If you have any questions or comments concerning this filing, please contact the undersigned at (513) 357-6029.

Sincerely,

/s/ Meredyth A. Whitford-Schultz

Meredyth A. Whitford-Schultz, Esq.
Counsel & Assistant Secretary to the Registrant